Capital (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Change in Capital

The change in capital, which includes stated capital and contributed surplus, was as follows:

	Number of Common Shares	Stated Capital	Series II, Cumulative Redeemable Preference Share Capital	Contributed Surplus	Total Capital
Balance, December 31, 2016	727,443,301	9,283	110	196	9,589
Impact of IFRS 2 amendments (note 1)	-	-	-	152	152
Shares issued under DRIP	775,965	35	-	-	35
Stock compensation plans(1)	3,851,129	171	-	(105)	66
Repurchases of common shares	(22,768,311)	(293)	-	-	(293)
Balance, December 31, 2017	709,302,084	9,196	110	243	9,549
Substantial issuer bid/tender offer (SIB)	(137,974,875)	(1,672)	-	-	(1,672)
Woodbridge issuance - Qualifying Holdco Alternative - SIB (see note 31)	411,445,295	4,284	-	-	4,284
Woodbridge cancellation of shares - SIB (see note 31)(2)	(411,445,295)	(4,986)	-	702	(4,284)
Return of capital	(47,658,293)	(3,376)	-	1,072	(2,304)
Shares issued under DRIP	620,021	25	-	-	25
Stock compensation plans(1)	4,337,540	186	-	(112)	74
Repurchases of common shares(3)	(27,133,290)	(324)	-	-	(324)
Balance, December 31, 2018	501,493,187	3,333	110	1,905	5,348

(1) Movements in contributed surplus include cash payments related to withholding tax on stock compensation plans.

(2) The Woodbridge transactions resulted in a reclassification from stated capital to contributed surplus, with no net impact on total capital.

(3) Stated capital includes $(3) million related to the Company’s pre-defined share repurchase plan. See share repurchases below.

Summary of dividend declared and paid
	Year ended December 31,
	2018	2017
Dividends declared per common share	$1.385	$1.38

Dividends declared	925	991
Dividends reinvested	(25)	(35)
Dividends paid	900	956

Details of NCIB Share Repurchases

Details of NCIB share repurchases were as follows:

	Year ended December 31,
	2018	2017
Share repurchases (millions of U.S. dollars)	1,174	1,000
Shares repurchased (number in millions)	26.8	22.8
Share repurchases - average price per share in U.S. dollars	$43.87	$43.93